UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash		$ 1,572,349	$ 836,907
Trade receivables, net		11,790,761	8,215,687
Prepayment and other current assets		4,921,353	3,908,912
Amount due from related parties		584,585	451,133
Total current assets		18,869,048	13,412,639
Non-current assets:
Right-of-use assets		1,864,508	1,219,476
Intangible assets, net		5,273,357	0
Investment properties		2,470,989	0
Net investment in lease		3,252,861	0
Property and equipment, net		444,864	326,756
Prepayment, non-current		516,891	374,860
Goodwill		11,250,035	0
Deferred tax assets		36,673	35,661
Total non-current assets		25,110,178	1,956,753
Total assets		43,979,226	15,369,392
Currents liabilities:
Trade and other payables		7,624,430	4,223,113
Amount due to related parties		3,305,610	307,258
Lease liabilities, current		516,864	226,707
Loans and borrowings, current		5,125,829	3,202,614
Total current liabilities		16,572,733	7,959,692
Non-current liabilities:
Loans and borrowings, non-current		299,802	144,365
Warrants liabilities		70,593	46,518
Deferred tax liabilities		746,876	38,363
Lease liabilities, non-current		1,397,481	985,879
Total non-current liabilities		2,514,752	1,215,125
Total liabilities		19,087,485	9,174,817
Equity
Share Capital	[1]	24,441,649	5,280,406
Reserves		9,361,624	5,162,803
Accumulated deficit		(12,538,723)	(4,291,968)
Equity attributable to owners of the Company		21,264,550	6,151,241
Non-controlling interests		3,627,191	43,334
Total equity		24,891,741	6,194,575
Total liabilities and equity		$ 43,979,226	$ 15,369,392

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization.